Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Text Block]
NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,
	2011	2010
Prepaid voyage costs	$6,950	$7,536
Claim receivables	7,525	2,721
Advances to agents	57	349
Inventories	21,735	19,425
Prepaid taxes	2,361	1,833
Other	2,782	1,490

Total prepaid expenses and other current assets	$41,410	$33,354

Claims receivable mainly represents claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.